Changes in the Group - Consolidated subsidiaries (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020	Dec. 31, 2018
Consolidated subsidiaries
Net (loss)	€ (11,508,019)	€ (4,913,900)	€ (16,017,629)
Equity	€ 65,513,401	€ 77,905,223	€ (2,698,468)	€ (2,698,468)	€ 13,102,446
VIA optronics GmbH
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%
Net (loss)	€ (5,172,146)	€ (1,726,540)
Equity	€ (13,979,548)	€ (5,856,981)
VIA optronics LLC
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%
Net (loss)	€ (661,914)	€ (190,393)
Equity	€ (2,767,087)	€ (1,914,714)
VIA optronics (Suzhou) Co., Ltd.
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%
Net (loss)	€ 959,129	€ 4,975,824
Equity	€ 23,312,443	€ 20,090,782
VIA optronics (Taiwan) Ltd.
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%
Net (loss)	€ (34,457)	€ 85,037
Equity	€ 193,760	€ 210,009
VIA Germaneers
Consolidated subsidiaries
Ownership Interest	100.00%
Net (loss)	€ 109,492
Equity	€ 1,449,752
VIA Optronics (Philippines), Inc
Consolidated subsidiaries
Ownership Interest	100.00%
Equity	€ 264,401
VTSTouchsensor Co., Ltd
Consolidated subsidiaries
Ownership Interest	65.00%	65.00%
Net (loss)	€ 708,757	€ 15,956
Equity	€ 1,472,544	€ 791,155